Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses and prepaid revenues
Interest expenses accrued	kr 2,541	kr 2,542
Other accrued expenses and prepaid revenues	41	41
Total	kr 2,582	kr 2,583